Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2024
Segment Reporting
Schedule of reportable segments for purposes of assessing performance

	For the three months ended June 30,
	2024			2023
	Mining	Energy	Total	Mining	Energy	Total
Revenue
Revenue from royalty, streams and working interests	$206.7	$50.9	$257.6	$274.4	$55.5	$329.9
Interest revenue	2.2	—	2.2	—	—	—
Other interest income	0.3	—	0.3	—	—	—
Total Revenue	$209.2	$50.9	$260.1	$274.4	$55.5	$329.9

Expenses
Costs of sales	$26.6	$2.5	$29.1	$43.8	$3.3	$47.1
Depletion and depreciation	38.2	13.7	51.9	56.6	18.3	74.9
Segment gross profit	$144.4	$34.7	$179.1	$174.0	$33.9	$207.9

	For the six months ended June 30,
	2024			2023
	Mining	Energy	Total	Mining	Energy	Total
Revenue
Revenue from royalty, streams and working interests	$418.5	$94.7	$513.2	$501.7	$104.5	$606.2
Interest revenue	3.1	—	3.1	—	—	—
Other interest income	0.6	—	0.6	—	—	—
Total Revenue	$422.2	$94.7	$516.9	$501.7	$104.5	$606.2

Expenses
Costs of sales	$57.2	$5.5	$62.7	$79.2	$6.1	$85.3
Depletion and depreciation	79.5	30.4	109.9	103.4	32.4	135.8
Segment gross profit	$285.5	$58.8	$344.3	$319.1	$66.0	$385.1

Schedule of geographical revenue and royalty, stream and working interests information

	For the three months ended		For the six months ended
	June 30,		June 30,
	2024	2023	2024	2023
Total segment gross profit	$179.1	$207.9	$344.3	$385.1

Other operating expenses (income)
General and administrative expenses	$8.4	$6.2	$14.1	$12.4
Share-based compensation expense	1.8	2.4	4.6	5.6
Gain on disposal of royalty interests	—	—	(0.3)	(3.7)
Gain on sale of gold bullion	(1.1)	(1.4)	(2.5)	(2.1)
Depreciation	1.0	0.2	1.1	0.3
Foreign exchange loss (gain) and other expenses (income)	9.8	(1.7)	11.4	(3.9)
Income before finance items and income taxes	$159.2	$202.2	$315.9	$376.5

Finance items
Finance income	$16.2	$10.0	$32.2	$20.5
Finance expenses	(0.6)	(0.7)	(1.2)	(1.4)
Net income before income taxes	$174.8	$211.5	$346.9	$395.6